6. EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2013
EquipmentTablesAbstract
Equipment

		June 30, 2013			December 31, 2012
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$116,347	$89,669	$26,678	$122,931	$90,900	$32,031
Computer equipment	496,940	360,412	136,528	523,893	353,944	169,949
Field equipment	512,761	279,138	233,623	540,422	274,694	265,728
Buildings	265,890	203,680	62,210	280,936	209,077	71,859
	$1,391,938	$932,899	$459,039	$1,468,182	$928,615	$539,567